Promissory notes receivable at FVTPL (Details Narrative)	3 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2022 EUR (€)	Nov. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)
Promissory Notes Receivable At Fvtpl
Percentage promissory note purchased	6.00%		6.00%
Promissory note	$ 1,585,783		€ 1,453,154
Consideration paid	1,181,005	€ 1,081,081
Promissory note receivable	$ 0			$ 576,528